LOANS PAYABLE - SBA - EIDL LOAN (Details)	Dec. 31, 2022 USD ($)
Loans Payable - Sba - Eidl Loan
2023	$ 15,523
2024	14,826
2025	15,391
2026	15,979
2027	16,588
Thereafter	721,693
Total	$ 800,000